Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Convertible Preferred Stock	$ 0.001	$ 0.001
Series A-1 Convertible Preferred Stock [Member]
Convertible Preferred Stock	$ 0.001	$ 0.001	$ 0.001
Series A-2 Convertible Preferred Stock [Member]
Convertible Preferred Stock	$ 0.001	$ 0.001	$ 0.001